Summary Prospectus Supplement	October 9, 2012

Putnam Diversified Income Trust Summary Prospectus dated January 30, 2012

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now D. William Kohli, Michael Atkin, Kevin Murphy, Michael Salm and Paul Scanlon.

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